Provisions - Other provisions (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions - Text Details (Detail) [Line Items]
Unused provision reversed, other provisions			€ 88
Acquisitions		€ 45
Miscellaneous other provisions [member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period		564	733	€ 604
Additional provisions, other provisions	[1]	176	241	183
Provision used, other provisions	[1]	(226)	(175)	(167)
Unused provision reversed, other provisions		(58)	(88)	(61)
Increase (decrease) through transfers and other changes, other provisions		2	4	142
Increase through adjustments arising from passage of time, other provisions		14	0	8
Acquisitions		367	62	0
Transfer to assets held for sale			(156)
Increase (decrease) through net exchange differences, other provisions		3	(56)	24
Other provisions at end of period		€ 842	€ 564	€ 733

[1]	The presentation of prior-year information has been reclassified to conform to the current-year presentation.